Intangible Assets, Net (Details) - USD ($)	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024
Intangible Assets, Net [Abstract]
Amortization expense	$ 368,258	$ 357,012	$ 237,787